SCHEDULE OF NET DEFERRED INCOME TAX (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets:
Net operating loss carryforward	$ 2,262	$ 2,476
Research and development	94	172
Vacation accrual	1	1
Gross deferred tax assets	2,357	2,649
Valuation allowance	(2,357)	(2,649)
Net deferred tax